Document and Entity Information	9 Months Ended
Mar. 31, 2015
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2015
Trading Symbol	RSWN
Entity Registrant Name	AYTU BIOSCIENCE, INC.
Entity Central Index Key	0001385818
Entity Filer Category	Smaller Reporting Company